SCHEDULE OF ANTI-DILUTIVE WARRANTS (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Warrants Common Stock March Twenty Three Public Raise [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	3,270
Warrants - Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	70,068	70,068
Warrants Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	2,620	2,620
Private Placement Warrants December Two Thousand Twenty Two [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	26,478
Warrants Issued To Winx Capital Pty Ltd [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	1,324
Warrants Issued To Underwriters I P O [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	3,177	3,177
Warrants Issued To Underwriters March Twenty Three Public Raise [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	32,750
Pre IPO Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	136,834	136,834
Warrants Issued to LSBD [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive	150,000	150,000